SUPPLEMENTAL OIL AND GAS RESERVE INFORMATION (UNAUDITED) (Details) - bbl	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Crude Oil [Member]
Beginning Balance	899,727	842,719
Purchase of reserves	0	0
Revisions of previous estimates	(859,230)	(127,574)
Extensions, discoveries	0	579,991
Sale/conveyance of reserves	0	(361,901)
Production	(7,067)	(33,508)
Ending Balance	33,430	899,727
Proved Developed Reserves	33,430	50,185	170,531
Proved Undeveloped Reserves	0	849,542	672,188
Natural Gas [Member]
Beginning Balance	4,237,241	2,564,277
Purchase of reserves	0	0
Revisions of previous estimates	(4,063,500)	(862,412)
Extensions, discoveries	0	2,715,870
Sale/conveyance of reserves	0	(102,540)
Production	(32,291)	(77,954)
Ending Balance	141,450	4,237,241
Proved Developed Reserves	141,450	197,146	313,358
Proved Undeveloped Reserves	0	4,040,095	2,250,920